PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
U.S.
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 18.2	$ 15.5
Net amount recognized in accumulated other comprehensive loss	18.2	15.5
International
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	83.3	101.9
Prior service (credit) cost	(3.9)	(4.3)
Net amount recognized in accumulated other comprehensive loss	$ 79.4	$ 97.6